SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	1 Months Ended	12 Months Ended
	Sep. 16, 2020 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares
Common stock shares outstanding | shares		305,451,498	300,222,000
Common stock shares issued | shares		305,451,498	300,222,000
Common stock value		$ 0	$ 0
Monthly rent	$ 54,081
Lease expense	$ 3,424,163
Operating lease right-of-use asset		$ 2,813,186	$ 0
Tax benefit rate		50.00%
Operating lease liabilities		$ 3,041,463
Sotware developments [Member]
Intangible assets, estimated useful lives		5 years
Intangible assets, amortization method		Straight line basis
RMB [Member]
Exchange rate		6.53	6.96
Average exchange rate		6.84	7.01